Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 4,695	$ 18,122
Investment in available for sale securities		505
Accounts receivable, net	1,318	683
Product inventories	6,825	5,043
Prepaid expenses and other current assets	2,269	1,820
Total current assets	15,107	26,173
Investment in available for sale securities, non-current		2,587
Property, plant and equipment, net	8,727	8,670
Property, plant and equipment, net held and not used		2,211
Patents, net	426	551
Other assets		125
Total Assets	24,260	40,317
LIABILITIES AND STOCKHOLDERS' EQUITY
Trade accounts payable	2,873	1,783
Accrued salaries and benefits	743	625
Accrued warranty	211	79
Accrued liabilities	387	447
Deferred revenues	2,516	311
Current portion of long-term debt	216	810
Total current liabilities	6,946	4,055
Long-term debt, less current portion	16	37
Total liabilities	6,962	4,092
Common stock, no par value, unlimited shares authorized; 27,015,680 and 26,350,282 shares issued and outstanding at December 31, 2010 and December 31, 2009	189,491	188,515
Additional paid in capital	12,297	10,933
Accumulated deficit	(184,490)	(162,204)
Accumulated other comprehensive loss		(1,560)
Total Altair Nanotechnologies Inc.'s stockholders' equity	17,298	35,684
Noncontrolling interest in Subsidiary		541
Total stockholders' equity	17,298	36,225
Total Liabilities and Stockholders' Equity	$ 24,260	$ 40,317